Reconciliation of Pro Forma Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Net loss from continuing operations									$ (42,019)		$ (33,774)		$ (13,047)
Net loss from discontinued operations									(2,615)		(5,424)		(2,650)
Net loss	(4,249)	(30,311)	(350)	(7,109)	(37,896)	(11,289)	14,175	1,236	(44,634)		(39,198)		(15,697)
Basic loss per common share:
Basic earning per share									$ (2.10)		$ (2.03)		$ (4.36)
Diluted loss per common share:
Diluted earning per share									$ (2.10)	[1],[2]	$ (2.03)	[1],[2]	$ (4.36)	[1],[2]
Denominator:
Basic									21,205,747		19,352,063		3,600,000
Diluted									21,205,747	[1],[2]	19,352,063	[1],[2]	3,600,000	[1],[2]
Continuing Operations
Basic loss per common share:
Basic earning per share									$ (1.98)		$ (1.75)		$ (3.62)
Diluted loss per common share:
Diluted earning per share									$ (1.98)	[1],[2]	$ (1.75)	[1],[2]	$ (3.62)	[1],[2]
Discontinued Operation
Basic loss per common share:
Basic earning per share									$ (0.12)		$ (0.28)		$ (0.74)
Diluted loss per common share:
Diluted earning per share									$ (0.12)	[1],[2]	$ (0.28)	[1],[2]	$ (0.74)	[1],[2]
Pro Forma
Numerator:
Net loss from continuing operations											(33,596)	[3],[4]	(9,986)	[3],[4]
Net loss from discontinued operations											(5,424)	[3],[4]	(2,650)	[3],[4]
Net loss											$ (39,020)	[3],[4]	$ (12,636)	[3],[4]
Basic loss per common share:
Basic earning per share											$ (2.02)		$ (3.51)
Diluted loss per common share:
Diluted earning per share											$ (2.02)	[2]	$ (3.51)	[2]
Denominator:
Basic											19,352,063		3,600,000
Diluted											19,352,063	[2]	3,600,000	[2]
Pro Forma | Continuing Operations
Basic loss per common share:
Basic earning per share											$ (1.74)		$ (2.77)
Diluted loss per common share:
Diluted earning per share											$ (1.74)	[2]	$ (2.77)	[2]
Pro Forma | Discontinued Operation
Basic loss per common share:
Basic earning per share											$ (0.28)		$ (0.74)
Diluted loss per common share:
Diluted earning per share											$ (0.28)	[2]	$ (0.74)	[2]

[1]	The computation of diluted EPS did not include 487,314 options and 4,240,521 warrants for the year ended December 31, 2012, as the effect of their inclusion would have been anti-dilutive.
[2]	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.
[3]	Reflects a reduction of interest expense $178,000, net of tax and $3.1 million for the years ended December 31, 2011 and 2010, respectively, due to the conversion of our promissory note in favor of IMPEX Enterprises, Ltd. into shares of our common stock, which occurred prior to the closing of our initial public offering, and the conversion of our promissory note in favor of Branch Office of Skarbonka Sp. z o.o into a $30.0 million debenture, and the conversion of that $30.0 million debenture into shares of our common stock, which occurred immediately prior to the closing of our initial public offering.
[4]	For the pro forma period for the years ended December 31, 2011 and 2010, the results of the Company being treated for the pro forma presentation as a "C" corporation resulted in no impact to the consolidated balance sheet or statement of operations. The primary reasons for this are that the losses produce no current benefit and any net operating losses generated and other deferred assets (net of liabilities) at that time would have been fully reserved due to historical operating losses. The Company, therefore, has not recorded any pro forma tax provision.